Post balance sheet events (Details) £ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2019 GBP (£) £ / $ installment	Dec. 31, 2018 ₫ / £	Dec. 31, 2018 $ / £	Dec. 31, 2018 ฿ / £	Dec. 31, 2018 $ / £	Dec. 31, 2018 RM / £	Dec. 31, 2018 ₨ / £	Dec. 31, 2018 Rp / £	Dec. 31, 2018 $ / £	Dec. 31, 2018 ¥ / £	Dec. 31, 2017 ₫ / £	Dec. 31, 2017 $ / £	Dec. 31, 2017 ฿ / £	Dec. 31, 2017 $ / £	Dec. 31, 2017 RM / £	Dec. 31, 2017 ₨ / £	Dec. 31, 2017 Rp / £	Dec. 31, 2017 $ / £	Dec. 31, 2017 ¥ / £	Dec. 31, 2016 ₫ / £	Dec. 31, 2016 $ / £	Dec. 31, 2016 ฿ / £	Dec. 31, 2016 $ / £	Dec. 31, 2016 RM / £	Dec. 31, 2016 ₨ / £	Dec. 31, 2016 Rp / £	Dec. 31, 2016 $ / £	Dec. 31, 2016 ¥ / £
Post balance sheet events
Foreign exchange rate		30,732.53	1.34	43.13	1.80	5.38	91.25	18,987.65	10.46	8.82	29,279.71	1.29	43.71	1.78	5.54	83.90	17,249.38	10.04	8.71	30,292.79	1.35	47.80	1.87	5.61	91.02	18,026.11	10.52	8.99
Renewal of strategic bancassurance alliance with United Overseas Bank Limited
Post balance sheet events
Initial fee payable	£ 662
Foreign exchange rate | £ / $	1.7360
Number of instalments | installment	3
Initial fee payable in February 2019	£ 230
Initial fee payable in January 2020	331
Initial fee payable in January 2021	£ 101